[DECHERT LLP LETTERHEAD]




July 22, 2010

Ms. Kimberly A. Browning
Securities and Exchange
Commission Division of
Investment Management
100 F Street, NE
Washington, D.C.  20549



RE: CLAYMORE EXCHANGE-TRADED FUND TRUST 2 (THE "TRUST"; FILE NOS. 333-135105 AND 811-21910)

Dear Ms. Browning:

I enclose Post-Effective Amendment No. 72 (the "Amendment") to the Trust's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof, for the purpose of (i) updating certain financial information; (ii) filing the required exhibits; and (iii) making other non-material changes to the Prospectuses and Statement of Additional Information with respect to the separate series set forth in the Amendment.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz